Receivables (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Receivables (Details) [Line Items]
Accounts receivable	$ 75,266	$ 11,500
Allowance for doubtful accounts	1,000	(90,808)
GST receivable [Member]
Receivables (Details) [Line Items]
Accounts receivable	$ 10,792	$ 32,809